Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes
The Company’s tax provision for interim periods is determined using an estimate of its annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of the annual effective tax rate and, if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period.
The Company recorded $1 million and zero of provision for income taxes for the three months ended September 30, 2020 and 2021, respectively. The Company recorded $2 million and $3 million of provision for income taxes for the nine months ended September 30, 2020 and 2021, respectively. The provision for income taxes for all the periods presented were primarily attributable to state franchise taxes and income taxes in foreign jurisdictions.
The Company regularly assesses the realizability of its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not
that some, or all, of its deferred tax assets will not be realized in the future. The Company evaluates and weighs all available evidence, both positive and negative, including its historic operating results, future reversals of existing deferred tax liabilities, as well as projected future taxable income. The Company will continue to regularly assess the realizability of its deferred tax assets. Changes in earnings performance and future earnings projections, among other factors, may cause the Company to adjust the valuation allowance on deferred tax assets, which could materially impact the income tax expense in the period the Company determines that these factors have changed. As of September 30, 2021, the Company continues to maintain a full valuation allowance on its deferred tax assets except in certain foreign jurisdictions.
As of September 30, 2021, the Company had $61 million of unrecognized tax benefits, which, if recognized, would result in adjustments to the valuation allowance. The Company is subject to income tax audits in the United States and in foreign jurisdictions. The Company recorded liabilities related to uncertain tax positions and believes that the Company has provided adequate reserves for income tax uncertainties in all open tax years. Due to the Company’s history of tax losses, all years remain open to tax audits.

14. Income Taxes
U.S. and foreign components of consolidated income (loss) before income taxes was as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
United States	$(204)	$(666)	$(463)
Foreign	—	—	5

Loss before income taxes	$(204)	$(666)	$(458)

The Company’s provision for income taxes for the years ended December 31, 2018, 2019, and 2020 was zero, $1 million, and $3 million, respectively. The provision for income taxes primarily consisted of franchise tax and U.S. federal and state income tax, as well as international taxes from foreign operations.
The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
	2018	2019	2020
Federal tax (benefit) at statutory rate	21%	21%	21%
State tax (benefit) at statutory rate, net of federal benefit	4	4	3
Change in valuation allowance	(25)	(23)	(21)
Stock-based compensation	(1)	—	(2)
Research and development credits	1	1	3
Change in fair value of forward contract liability	—	(3)	—
Non-deductible expenses	—	—	(3)
Non-deductible interest expense	—	—	(2)

Provision for income taxes	—%	—%	(1)%

No deferred tax liabilities for foreign withholding taxes have been recorded relating to the earnings of the Company’s foreign subsidiaries since all such earnings are intended to be indefinitely reinvested. The Company also elected to record the taxes for Global Intangible
Low-Taxed
Income as a period cost.
The significant components of the Company’s deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2019	2020
Deferred tax assets
Accruals and reserves	$44	$95
Stock-based compensation	5	72
Tax credits carryforward	12	23
Operating leases	46	64
Net operating losses carryforward	200	180

Total gross deferred tax assets	307	434
Less: Valuation allowance	(260)	(357)

Total deferred tax assets net of valuation allowance	47	77

Deferred tax liabilities
Property and equipment and intangible assets	—	(19)
ROU assets	(42)	(51)
Deferred contract costs	(5)	(10)

Total gross deferred tax liabilities	(47)	(80)

Net deferred tax liabilities	$—	$(3)

The Company accounts for deferred taxes under ASC 740, Income Taxes, which requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically based on the ASC 740 more-likely-than-not
realization threshold criterion. This assessment considers matters such as future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. The evaluation of the recoverability of the deferred tax assets requires that the Company weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax assets will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. Due to the lack of U.S. earnings history, the U.S. federal and state deferred tax assets have been fully offset by a valuation allowance. Overall, the valuation allowance increased by $154 million and $97 million in the years ended December 31, 2019 and 2020, respectively.
As of December 31, 2020, the Company had accumulated federal and state net operating loss carryforwards of $689 million and $547 million, respectively. Of the $689 million of federal net operating losses, $629 million is carried forward indefinitely but is limited to 80% of taxable income. The remaining federal and state net operating loss carryforwards will begin to expire in 2033 and 2023, respectively.
The Company also had $19 million of federal and $12 million of California research and development tax credit carryforwards as of December 31, 2020. The federal research and development tax credits expire in varying amounts starting in 2033. The California research credits do not expire and may be carried forward indefinitely.
The Company’s ability to utilize the net operating loss and tax credit carryforwards in the future may be subject to substantial restrictions in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code of 1986, as amended, and similar state tax law. The most recent analysis of the Company’s historical ownership changes was completed through December 31, 2019. Based on the analysis, the Company does not anticipate a current limitation on the tax attributes.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the
COVID-19
pandemic. The CARES Act permits employers to defer the payment of the employer share of social security taxes due for the period beginning March 27, 2020 and ending December 31, 2020. The Company deferred the employer share of social security taxes from April 1, 2020 through December 31, 2020. Of the amounts deferred, 50% are required to be paid by December 31, 2021 and the remaining 50% are required to be paid by December 31, 2022. The Company completed its evaluation of the impact of the CARES Act, and with the exception of the expected impact from the payroll tax deferral, does not expect the provisions of the legislation to have a significant impact on the effective tax rate, deferred tax assets and liabilities, or income tax payable of the Company.
Unrecognized Tax Benefits
Included in the balance of unrecognized tax benefits as of both December 31, 2019 and 2020 was $7 million of tax benefits, that, if recognized, would result in adjustments to the valuation allowance.
A reconciliation of the beginning and ending balance of gross unrecognized tax benefits is included in the table below (in millions):

	Year Ended December 31,
	2018	2019	2020
Unrecognized tax benefits at beginning of year	$1	$3	$7
Increases related to current year tax positions	2	4	3
Decreases related to prior year tax positions	—	—	(3)

Unrecognized tax benefits at end of year	$3	$7	$7

The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits within provision for income taxes. The Company did not accrue any interest expense or penalties during the years ended December 31, 2018, 2019, and 2020.

The Company files U.S. federal and state income tax returns in the United States federal jurisdiction as well as foreign jurisdictions. The Company’s income tax returns generally remain subject to examination by United States federal and state and foreign tax authorities.